Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Communication Services: 5.6%
65,244	(1)	Altice USA, Inc.	$1,696,344	0.3
1,141		Cable One, Inc.	2,151,276	0.4
16,015	(1)	IAC/InterActiveCorp	1,918,277	0.3
2,092	(1)	Liberty Media Corp. - SiriusXM A	69,392	0.0
4,296	(1)	Liberty Media Corp. - SiriusXM C	142,112	0.0
30,282	(1)	Live Nation Entertainment, Inc.	1,631,594	0.3
46,747	(1)	Match Group, Inc.	5,172,555	0.8
6,238		Nexstar Media Group, Inc.	560,983	0.1
71,207	(1)	Pinterest, Inc.	2,955,803	0.5
22,604	(1)	Roku, Inc.	4,267,635	0.7
151,537	(2)	Sirius XM Holdings, Inc.	812,238	0.1
27,963	(1)	Spotify Technology SA	6,782,985	1.1
22,206	(1)	Take-Two Interactive Software, Inc.	3,668,875	0.6
9,800		World Wrestling Entertainment, Inc.	396,606	0.1
1,351	(1)	Zillow Group, Inc. - Class A	137,180	0.0
3,296	(1)	Zillow Group, Inc. - Class C	334,841	0.1
155,866	(1)	Zynga, Inc. - Class A	1,421,498	0.2
			34,120,194	5.6

		Consumer Discretionary: 11.2%
2,948	(1)	Autozone, Inc.	3,471,683	0.6
8,823		Best Buy Co., Inc.	981,912	0.2
8,872	(1)	Bright Horizons Family Solutions, Inc.	1,348,899	0.2
12,404	(1)	Burlington Stores, Inc.	2,556,340	0.4
2,605	(1)	Carmax, Inc.	239,426	0.0
11,669	(1)	Carvana Co.	2,602,887	0.4
25,847	(1)	Chegg, Inc.	1,846,510	0.3
5,949	(1)	Chipotle Mexican Grill, Inc.	7,398,831	1.2
23,961	(1)	Dollar Tree, Inc.	2,188,598	0.4
8,319		Domino's Pizza, Inc.	3,537,904	0.6
14,912		Dunkin Brands Group, Inc.	1,221,442	0.2
25,200	(1)	Etsy, Inc.	3,065,076	0.5
3,233		Expedia Group, Inc.	296,434	0.1
11,656	(1)	Five Below, Inc.	1,480,312	0.2
20,033	(1)	Floor & Decor Holdings, Inc.	1,498,468	0.2
3,070	(1)	frontdoor, Inc.	119,454	0.0
1,884	(1)	GrubHub, Inc.	136,270	0.0
28,954		H&R Block, Inc.	471,661	0.1
24,269	(1)	Lululemon Athletica, Inc.	7,993,480	1.3
43,585	(1)	Mattel, Inc.	509,944	0.1
73	(1)	NVR, Inc.	298,068	0.1
10,343	(1)	Ollie's Bargain Outlet Holdings, Inc.	903,461	0.2
15,636	(1)	O'Reilly Automotive, Inc.	7,209,447	1.2
5,073	(1)	Peloton Interactive, Inc.	503,444	0.1
9,720	(1)	Planet Fitness, Inc.	598,946	0.1
1,277		Polaris, Inc.	120,472	0.0
8,277		Pool Corp.	2,768,988	0.5
7,475	(1)	Tempur Sealy International, Inc.	666,695	0.1
24,681		Tractor Supply Co.	3,537,775	0.6
10,694	(1)	Ulta Beauty, Inc.	2,395,242	0.4
682		Vail Resorts, Inc.	145,928	0.0
3,994		VF Corp.	280,578	0.0
4,157	(1)	Vroom, Inc.	215,249	0.0
12,960	(1),(2)	Wayfair, Inc.	3,771,490	0.6
38,278		Wendy's Company	853,408	0.1
2,673		Williams-Sonoma, Inc.	241,746	0.0
5,162		Wynn Resorts Ltd.	370,683	0.1
5,903		Yum China Holdings, Inc.	312,564	0.1
			68,159,715	11.2

		Consumer Staples: 4.2%
3,698	(1),(2)	Albertsons Cos, Inc.	51,217	0.0
8,779	(1),(2)	Beyond Meat, Inc.	1,457,841	0.2
1,898	(1)	Boston Beer Co., Inc.	1,676,617	0.3
8,207		Brown-Forman Corp. - Class A	563,657	0.1
32,860		Brown-Forman Corp. - Class B	2,475,015	0.4
18,665		Campbell Soup Co.	902,826	0.1
52,505		Church & Dwight Co., Inc.	4,920,244	0.8
19,105		Clorox Co.	4,015,298	0.7
10,511		Energizer Holdings, Inc.	411,401	0.1
8,006	(1)	Grocery Outlet Holding Corp.	314,796	0.0
2,593	(1)	Herbalife Nutrition Ltd.	120,963	0.0
24,325		Hershey Co.	3,486,745	0.6
18,173		Kellogg Co.	1,173,794	0.2
7,134		Lamb Weston Holdings, Inc.	472,770	0.1
14,805		McCormick & Co., Inc.	2,873,651	0.5
3,486	(1)	Pilgrim's Pride Corp.	52,168	0.0
2,845		Reynolds Consumer Products, Inc.	87,114	0.0
21,211	(1)	Sprouts Farmers Market, Inc.	443,946	0.1
			25,500,063	4.2

		Energy: 0.4%
49,404	(1)	Cheniere Energy, Inc.	2,285,923	0.4
8,013		Equitrans Midstream Corp.	67,790	0.0
			2,353,713	0.4

		Financials: 3.5%
276		Alleghany Corp.	143,644	0.0
18,063		Apollo Global Management, Inc.	808,319	0.1
20,939		Ares Management Corp.	846,354	0.2
1,576		Axis Capital Holdings Ltd.	69,407	0.0
2,667		Brown & Brown, Inc.	120,735	0.0
2,379		Carlyle Group, Inc./The	58,690	0.0
5,096		Cboe Global Markets, Inc.	447,123	0.1
138	(1),(2)	Credit Acceptance Corp.	46,732	0.0
3,069		Erie Indemnity Co.	645,349	0.1
7,928		Factset Research Systems, Inc.	2,654,929	0.4
839	(1),(2)	GoHealth, Inc.	10,928	0.0
1,600	(1),(2)	LendingTree, Inc.	491,024	0.1
5,098		Lincoln National Corp.	159,720	0.0

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
1,335		LPL Financial Holdings, Inc.	$102,354	0.0
7,874		MarketAxess Holdings, Inc.	3,792,040	0.6
3,874		Morningstar, Inc.	622,203	0.1
17,393		MSCI, Inc. - Class A	6,205,475	1.0
5,219		Primerica, Inc.	590,478	0.1
3,651		RenaissanceRe Holdings Ltd.	619,721	0.1
18,455		SLM Corp.	149,301	0.0
12,275		T. Rowe Price Group, Inc.	1,573,901	0.3
15,187		Tradeweb Markets, Inc.	880,846	0.2
12,034		Virtu Financial, Inc.	276,902	0.1
			21,316,175	3.5

		Health Care: 22.8%
12,260	(1)	10X Genomics, Inc.	1,528,577	0.2
9,454	(1)	Abiomed, Inc.	2,619,325	0.4
23,579	(1)	Acadia Pharmaceuticals, Inc.	972,634	0.2
10,313	(1)	Acceleron Pharma, Inc.	1,160,522	0.2
16,272	(1)	Adaptive Biotechnologies Corp.	791,307	0.1
5,683		Agilent Technologies, Inc.	573,642	0.1
1,282	(1)	Agios Pharmaceuticals, Inc.	44,870	0.0
6,997	(1)	Alexion Pharmaceuticals, Inc.	800,667	0.1
16,674	(1)	Align Technology, Inc.	5,458,401	0.9
24,643	(1)	Alnylam Pharmaceuticals, Inc.	3,588,021	0.6
6,745	(1)	Amedisys, Inc.	1,594,720	0.3
14,937		AmerisourceBergen Corp.	1,447,694	0.2
95,561	(1)	Avantor, Inc.	2,149,167	0.4
1,103	(1),(2)	Berkeley Lights, Inc.	84,225	0.0
34,979	(1)	BioMarin Pharmaceutical, Inc.	2,661,202	0.4
7,623		Bio-Techne Corp.	1,888,446	0.3
6,293	(1)	Bluebird Bio, Inc.	339,507	0.1
9,367		Bruker Corp.	372,338	0.1
62,465		Cardinal Health, Inc.	2,932,732	0.5
64,987		Cerner Corp.	4,697,910	0.8
38,028	(1)	Change Healthcare, Inc.	551,786	0.1
9,241	(1)	Charles River Laboratories International, Inc.	2,092,624	0.3
3,309		Chemed Corp.	1,589,478	0.3
1,259		Cooper Cos., Inc.	424,434	0.1
2,956	(1)	DaVita, Inc.	253,181	0.0
9,493		Encompass Health Corp.	616,855	0.1
27,582	(1)	Exact Sciences Corp.	2,811,985	0.5
23,544	(1)	Exelixis, Inc.	575,651	0.1
12,496	(1)	Global Blood Therapeutics, Inc.	689,029	0.1
16,013	(1)	Guardant Health, Inc.	1,789,933	0.3
9,921	(1)	Haemonetics Corp.	865,607	0.1
1,665		Hill-Rom Holdings, Inc.	139,044	0.0
38,220	(1)	Hologic, Inc.	2,540,483	0.4
38,560	(1)	Horizon Therapeutics Plc	2,995,341	0.5
1,117	(1)	ICU Medical, Inc.	204,143	0.0
17,969	(1)	Idexx Laboratories, Inc.	7,063,794	1.2
43,970	(1)	Immunomedics, Inc.	3,738,769	0.6
38,888	(1)	Incyte Corp., Ltd.	3,489,809	0.6
14,005	(1)	Insulet Corp.	3,313,443	0.5
13,721	(1)	Ionis Pharmaceuticals, Inc.	651,061	0.1
29,412	(1)	Iovance Biotherapeutics, Inc.	968,243	0.2
15,393	(1)	IQVIA Holdings, Inc.	2,426,399	0.4
1,139	(1)	Laboratory Corp. of America Holdings	214,440	0.0
11,796	(1)	Livongo Health, Inc.	1,652,030	0.3
10,434	(1)	Masimo Corp.	2,463,050	0.4
25,712		McKesson Corp.	3,829,288	0.6
4,736	(1)	Mettler Toledo International, Inc.	4,573,792	0.7
60,977	(1)	Moderna, Inc.	4,314,123	0.7
8,432	(1)	Molina Healthcare, Inc.	1,543,393	0.3
19,639	(1)	Neurocrine Biosciences, Inc.	1,888,486	0.3
21,221	(1)	Novocure Ltd.	2,362,110	0.4
1,975	(1)	Oak Street Health, Inc.	105,544	0.0
7,036	(1)	Penumbra, Inc.	1,367,658	0.2
4,611		PerkinElmer, Inc.	578,727	0.1
28,851	(1)	PPD, Inc.	1,067,198	0.2
11,472	(1)	PRA Health Sciences, Inc.	1,163,720	0.2
7,933	(1)	Quidel Corp.	1,740,342	0.3
4,574	(1)	Reata Pharmaceuticals, Inc.	445,599	0.1
11,150	(1)	Repligen Corp.	1,645,071	0.3
30,615		Resmed, Inc.	5,248,329	0.9
7,764		Royalty Pharma PLC	326,631	0.1
808	(1)	Sage Therapeutics, Inc.	49,385	0.0
15,890	(1)	Sarepta Therapeutics, Inc.	2,231,433	0.4
25,985	(1)	Seattle Genetics, Inc.	5,085,005	0.8
951		STERIS Public Ltd. Co.	167,557	0.0
1,591	(1)	Syneos Health, Inc.	84,578	0.0
11,273	(1)	Tandem Diabetes Care, Inc.	1,279,485	0.2
13,840	(1),(2)	Teladoc Health, Inc.	3,034,282	0.5
6,238		Teleflex, Inc.	2,123,540	0.3
2,441	(1)	Varian Medical Systems, Inc.	419,852	0.1
28,532	(1)	Veeva Systems, Inc.	8,022,913	1.3
967	(1)	Waters Corp.	189,223	0.0
15,672		West Pharmaceutical Services, Inc.	4,308,233	0.7
			139,022,016	22.8

		Industrials: 12.0%
12,787		Allegion Public Ltd.	1,264,762	0.2
15,584		Allison Transmission Holdings, Inc.	547,622	0.1
3,764		Armstrong World Industries, Inc.	259,001	0.1
13,350	(1)	Axon Enterprise, Inc.	1,210,845	0.2
1,384	(1)	AZEK Co., Inc./The	48,177	0.0
13,017		BWX Technologies, Inc.	732,987	0.1
66,587		Carrier Global Corp.	2,033,567	0.3
4,443		CH Robinson Worldwide, Inc.	454,030	0.1
16,703		Cintas Corp.	5,559,259	0.9
43,384	(1)	Copart, Inc.	4,562,261	0.8

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
878		CoreLogic, Inc.	$59,414	0.0
8,328	(1)	CoStar Group, Inc.	7,066,391	1.2
2,791		Donaldson Co., Inc.	129,558	0.0
8,995	(1),(2)	Dun & Bradstreet Holdings, Inc.	230,812	0.0
19,169		Equifax, Inc.	3,007,616	0.5
21,727		Expeditors International Washington, Inc.	1,966,728	0.3
99,175		Fastenal Co.	4,471,801	0.7
11,898	(1)	Generac Holdings, Inc.	2,303,929	0.4
17,627		Graco, Inc.	1,081,416	0.2
13,349		Heico Corp. - Class A - HEI.A	1,183,522	0.2
7,668		Heico Corp. - HEI	802,533	0.1
803		Huntington Ingalls Industries, Inc.	113,022	0.0
6,823	(1)	IAA, Inc.	355,274	0.1
46,211		IHS Markit Ltd.	3,628,026	0.6
4,834		JB Hunt Transport Services, Inc.	610,921	0.1
6,611		Landstar System, Inc.	829,614	0.1
5,189		Lincoln Electric Holdings, Inc.	477,596	0.1
9,488	(1)	Mercury Systems, Inc.	734,940	0.1
1,725		MSA Safety, Inc.	231,443	0.0
10,019		Nordson Corp.	1,921,845	0.3
17,956		Old Dominion Freight Line	3,248,600	0.5
5,896		Quanta Services, Inc.	311,663	0.1
12,033		Rockwell Automation, Inc.	2,655,442	0.4
27,693		Rollins, Inc.	1,500,684	0.3
20,561		Toro Co.	1,726,096	0.3
2,477		TransDigm Group, Inc.	1,176,872	0.2
36,959		TransUnion	3,109,361	0.5
24,692	(1)	Trex Co., Inc.	1,767,947	0.3
33,873		Verisk Analytics, Inc.	6,277,006	1.0
46,827	(1)	Vertiv Holdings Co.	811,044	0.1
12,292	(1),(2)	Virgin Galactic Holdings, Inc.	236,375	0.1
6,977		WW Grainger, Inc.	2,489,184	0.4
969	(1)	XPO Logistics, Inc.	82,036	0.0
			73,271,222	12.0

		Information Technology: 36.0%
4,719	(1)	2U, Inc.	159,785	0.0
28,135	(1)	Akamai Technologies, Inc.	3,110,043	0.5
11,245	(1),(2)	Alteryx, Inc.	1,276,870	0.2
36,570		Amphenol Corp.	3,959,434	0.7
27,824	(1)	Anaplan, Inc.	1,741,226	0.3
18,299	(1)	ANSYS, Inc.	5,987,982	1.0
10,302	(1)	Arista Networks, Inc.	2,131,793	0.4
13,451	(1)	Aspen Technology, Inc.	1,702,762	0.3
17,605	(1)	Avalara, Inc.	2,241,821	0.4
1,568	(1),(2)	BigCommerce Holdings, Inc.	130,614	0.0
11,638	(1)	Bill.com Holdings, Inc.	1,167,408	0.2
32,302	(1)	Black Knight, Inc.	2,811,889	0.5
28,876		Booz Allen Hamilton Holding Corp.	2,396,130	0.4
24,436		Broadridge Financial Solutions, Inc. ADR	3,225,552	0.5
853	(1)	CACI International, Inc.	181,825	0.0
58,888	(1)	Cadence Design Systems, Inc.	6,279,227	1.0
3,302		CDK Global, Inc.	143,934	0.0
30,295		CDW Corp.	3,621,161	0.6
16,133	(1)	Ceridian HCM Holding, Inc.	1,333,392	0.2
7,159		Citrix Systems, Inc.	985,866	0.2
23,279	(1)	Cloudflare, Inc.	955,836	0.2
35,170		Cognex Corp.	2,289,567	0.4
4,255	(1)	Coherent, Inc.	472,007	0.1
2,675	(1)	CommScope Holding Co., Inc.	24,075	0.0
14,183	(1)	Coupa Software, Inc.	3,889,546	0.6
23,520	(1)	Crowdstrike Holdings, Inc.	3,229,766	0.5
32,554	(1)	Datadog, Inc.	3,325,717	0.5
38,083	(1)	DocuSign, Inc.	8,196,985	1.3
1,600		Dolby Laboratories, Inc.	106,048	0.0
52,396	(1)	Dropbox, Inc.	1,009,147	0.2
2,555	(1)	Duck Creek Technologies, Inc.	116,074	0.0
39,054	(1)	Dynatrace, Inc.	1,601,995	0.3
13,926	(1)	Elastic NV	1,502,476	0.2
22,557	(1)	Enphase Energy, Inc.	1,862,983	0.3
26,771		Entegris, Inc.	1,990,156	0.3
11,348	(1)	EPAM Systems, Inc.	3,668,581	0.6
7,321	(1)	Everbridge, Inc.	920,469	0.2
5,975	(1)	Fair Isaac Corp.	2,541,645	0.4
16,835	(1)	Fastly, Inc.	1,577,103	0.3
10,679	(1)	FireEye, Inc.	131,832	0.0
13,177	(1)	Five9, Inc.	1,708,793	0.3
17,611	(1)	FleetCor Technologies, Inc.	4,193,179	0.7
28,393	(1)	Fortinet, Inc.	3,344,979	0.6
18,477	(1)	Gartner, Inc.	2,308,701	0.4
15,579		Genpact Ltd.	606,802	0.1
8,223	(1)	Globant SA	1,473,726	0.2
35,348	(1)	GoDaddy, Inc.	2,685,388	0.4
3,369	(1)	Guidewire Software, Inc.	351,286	0.1
8,836	(1)	HubSpot, Inc.	2,582,144	0.4
10,207	(1)	Inphi Corp.	1,145,736	0.2
484	(1)	IPG Photonics Corp.	82,265	0.0
5,962		Jabil, Inc.	204,258	0.0
12,745		Jack Henry & Associates, Inc.	2,072,210	0.3
2,110	(1)	Jamf Holding Corp.	79,357	0.0
13,424	(1)	Keysight Technologies, Inc.	1,326,023	0.2
33,160		KLA Corp.	6,424,418	1.1
2,787		Leidos Holdings, Inc.	248,461	0.0
1,709	(1)	Lumentum Holdings, Inc.	128,397	0.0
12,044	(1)	Manhattan Associates, Inc.	1,150,082	0.2
18,827		Maxim Integrated Products	1,272,893	0.2
17,802	(1)	Medallia, Inc.	488,131	0.1
38,802		Microchip Technology, Inc.	3,987,294	0.7
8,775		MKS Instruments, Inc.	958,493	0.2
10,738	(1),(2)	MongoDB, Inc.	2,485,954	0.4
9,293		Monolithic Power Systems, Inc.	2,598,416	0.4
3,705		Motorola Solutions, Inc.	580,981	0.1
1,373	(1),(2)	nCino, Inc.	109,401	0.0
25,621		NetApp, Inc.	1,123,225	0.2

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
10,947	(1)	New Relic, Inc.	$616,973	0.1
117,235		NortonLifeLock, Inc.	2,443,177	0.4
39,080	(1)	Nutanix, Inc.	866,794	0.1
24,561	(1)	Okta, Inc.	5,252,370	0.9
14,624	(1),(2)	PagerDuty, Inc.	396,457	0.1
20,201	(1)	Palo Alto Networks, Inc.	4,944,195	0.8
54,150		Paychex, Inc.	4,319,546	0.7
10,521	(1)	Paycom Software, Inc.	3,275,187	0.5
7,388	(1)	Paylocity Holding Corp.	1,192,571	0.2
7,565		Pegasystems, Inc.	915,668	0.2
22,288	(1)	Pluralsight, Inc.	381,793	0.1
12,089	(1)	Proofpoint, Inc.	1,275,994	0.2
22,277	(1)	PTC, Inc.	1,842,753	0.3
29,543	(1)	Pure Storage, Inc. - Class A	454,667	0.1
16,390	(1)	RealPage, Inc.	944,720	0.2
16,560	(1)	RingCentral, Inc.	4,547,542	0.7
1,597		Science Applications International Corp.	125,237	0.0
81,397	(1),(2)	Slack Technologies, Inc.	2,186,323	0.4
23,582	(1)	Smartsheet, Inc.	1,165,422	0.2
10,432	(1)	SolarEdge Technologies, Inc.	2,486,467	0.4
33,958	(1)	Splunk, Inc.	6,388,519	1.0
10,027		SS&C Technologies Holdings, Inc.	606,834	0.1
38,183	(1)	StoneCo Ltd.	2,019,499	0.3
18,847		Switch, Inc.	294,202	0.0
29,672	(1)	Synopsys, Inc.	6,349,215	1.0
17,713	(1)	Teradata Corp.	402,085	0.1
35,322		Teradyne, Inc.	2,806,686	0.5
8,826	(1)	Trade Desk, Inc./The	4,578,752	0.8
24,342	(1)	Twilio, Inc.	6,014,665	1.0
8,467	(1)	Tyler Technologies, Inc.	2,951,258	0.5
1,484		Ubiquiti, Inc.	247,323	0.0
9,164		Universal Display Corp.	1,656,301	0.3
12,949	(1)	VeriSign, Inc.	2,652,603	0.4
16,983		Western Union Co.	363,946	0.1
809	(1)	WEX, Inc.	112,427	0.0
52,175		Xilinx, Inc.	5,438,722	0.9
10,243	(1)	Zebra Technologies Corp.	2,585,948	0.4
24,368	(1)	Zendesk, Inc.	2,507,955	0.4
15,014	(1)	Zscaler, Inc.	2,112,320	0.3
			219,444,831	36.0

		Materials: 2.2%
50,481		Amcor PLC	557,815	0.1
7,321		Avery Dennison Corp.	935,917	0.2
63,782		Ball Corp.	5,301,560	0.9
9,639	(1)	Berry Global Group, Inc.	465,756	0.1
2,851	(1)	Crown Holdings, Inc.	219,128	0.0
5,447		FMC Corp.	576,892	0.1
12,935		Graphic Packaging Holding Co.	182,254	0.0
1,218		NewMarket Corp.	416,946	0.1
10,020		Royal Gold, Inc.	1,204,103	0.2
22,818		RPM International, Inc.	1,890,243	0.3
8,105		Scotts Miracle-Gro Co.	1,239,336	0.2
4,294		WR Grace & Co.	173,005	0.0
			13,162,955	2.2

		Real Estate: 1.3%
4,274		Americold Realty Trust	152,796	0.0
8,888	(2)	Brookfield Property REIT, Inc.	108,789	0.0
5,782		Coresite Realty Corp.	687,364	0.1
15,221		Equity Lifestyle Properties, Inc.	933,047	0.2
18,955		Extra Space Storage, Inc.	2,027,996	0.3
35,779	(2)	Iron Mountain, Inc.	958,519	0.2
51,146		Simon Property Group, Inc.	3,308,123	0.5
			8,176,634	1.3

		Utilities: 0.1%
18,019		NRG Energy, Inc.	553,904	0.1

	Total Common Stock
	(Cost $403,522,087)		605,081,422	99.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
		Repurchase Agreements: 2.3%
1,150,110	(3)	BNP Paribas S.A., Repurchase Agreement dated 09/30/20, 0.24%, due 10/01/20 (Repurchase Amount $1,150,118, collateralized by various U.S. Government Securities, 0.750%-7.875%, Market Value plus accrued interest $1,207,615, due 08/10/21-08/21/40)	1,150,110	0.2
1,435,076	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/20, 0.10%, due 10/01/20 (Repurchase Amount $1,435,080, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $1,463,778, due 10/25/20-06/20/69)	1,435,076	0.2
1,786,784	(3)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $1,786,790, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $1,822,527, due 10/08/20-08/15/50)	1,786,784	0.3

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
3,286,460	(3)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $3,286,467, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $3,352,189, due 11/27/20-11/01/59)	$ 3,286,460	0.5
3,175,211	(3)	HSBC Securities USA, Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $3,175,218, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $3,238,715, due 11/01/26-08/01/50)	3,175,211	0.5
3,286,460	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $3,286,467, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $3,352,189, due 10/27/20-07/15/61)	3,286,460	0.6

	Total Repurchase Agreements
	(Cost $14,120,101)		14,120,101	2.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
4,751,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%
	(Cost $4,751,000)	4,751,000	0.8

	Total Short-Term Investments
	(Cost $18,871,101)	18,871,101	3.1

	Total Investments in Securities (Cost $422,393,188)	$ 623,952,523	102.4
	Liabilities in Excess of Other Assets	(14,590,888)	(2.4)
	Net Assets	$ 609,361,635	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2020.

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$605,081,422	$–	$–	$605,081,422
Short-Term Investments	4,751,000	14,120,101	–	18,871,101
Total Investments, at fair value	$609,832,422	$14,120,101	$–	$623,952,523
Other Financial Instruments+
Futures	169,321	–	–	169,321
Total Assets	$610,001,743	$14,120,101	$–	$624,121,844

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2020, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	26	12/18/20	$4,825,340	$169,321
			$4,825,340	$169,321

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $422,930,651.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$205,803,858
Gross Unrealized Depreciation	(4,612,665)
Net Unrealized Appreciation	$201,191,193